May 8, 2002

Report to Fellow Shareholders:

We are pleased to report that Nicholas Equity Income Fund has outperformed its benchmark over the last three years ended March 31st. For the three-month and twelve-month periods ended March 31, 2002, the Fund’s total return was 6.93% and 14.72%, respectively, compared to 0.28% and 0.24%, respectively, for the Standard & Poor’s 500 Index.

Nicholas Equity Income Fund ranked third in total return out of 206 funds (top two percentile) in Lipper Inc.’s Equity Income Fund’s objective for the year ended May 2, 2002. Its return was 14.31% compared to an average of (3.82)% for the objective.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2002.

	Average Annual Total Return*

	1 Year	3 Year	5 Year
Nicholas Equity Income Fund, Inc.…………………………….	14.72%	4.13%	5.69%
Standard & Poor’s 500 Index ……………………………………	0.24%	(2.53)%	10.17%
Consumer Price Index …………………………………………….	1.42%	2.70%	2.25%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested) ….………………………	$11,472	$11,292	$13,186

Signs of economic recovery are appearing in recent days. However, questions remain as to the pace and strength of business improvement and we wonder if corporate profitability will improve as economic progress develops.

As we suggested in our letter to shareholders dated November 21, 2001, stock picking continues to be paramount in achieving good investment results. Even within specific industries, individual stock performance can vary significantly. Our conservative investment policy of buying stocks that pay dividends seems to have helped our recent performance relative to the S&P 500 and other equity income funds.

Thank you for your support.

Sincerely,

Albert O. Nicholas                                                       David O. Nicholas

Co-Portfolio Manager                                                       Co-Portfolio Manager

*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund’s average annual total return for the life of the Fund, November 23, 1993 through March 31, 2002 was 7.74%.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------
                                                               Year Ended March 31,
                                                               --------------------
                                                  2002      2001      2000      1999      1998
                                                 ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD ........... $11.20    $11.10    $12.32    $14.35    $12.27
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ........................    .18       .23       .40       .44       .47
  Net gain (loss) on securities
   (realized and unrealized) ...................   1.45       .07      (.94)    (1.66)     2.77
                                                  -----     -----     -----     -----     -----
    Total from investment operations ...........   1.63       .30      (.54)    (1.22)     3.24
                                                  -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ...................   (.17)     (.20)     (.44)     (.48)     (.50)
  From net capital gain                             ---       ---       ---      (.17)     (.66)
  In excess of book realized gain (Note 1(d))..     ---       ---     (.24)      (.16)      --
                                                  -----     -----     -----     -----     -----
    Total distributions ........................   (.17)     (.20)     (.68)     (.81)    (1.16)
                                                  -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ................. $12.66     $11.20    $11.10    $12.32    $14.35
                                                  -----     -----     -----     -----     -----
                                                  -----     -----     -----     -----     -----
TOTAL RETURN ................................... 14.72%     2.74%     (4.20)%    (8.65)%  27.83%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...........  $19.4     $17.6     $18.3     $25.0     $29.0
Ratio of expenses to average net assets (1) ....   .90%      .90%      .90%      .90%      .90%
Ratio of net investment income to
 average net assets (1) ........................  1.52%     2.06%     3.30%     3.36%     3.61%
Portfolio turnover rate ........................ 49.10%    52.38%    79.34%    54.41%    36.83%
(1)  Net of reimbursements by adviser.  Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.25%,
     1.23%, 1.18%, 1.10% and 1.08% for the fiscal years ended March 31, 2002,
     2001, 2000, 1999, and 1998, respectively.  Also, the respective ratio of net investment income to average net assets would have been 1.17%, 1.73%,
     3.02%, 3.16% and 3.43%.
       The accompanying notes to financial statements
         are an integral part of this schedule.

Top Ten Portfolio Holdings
March 31, 2002 (unaudited)
------------------------------------------------------------------------------
                                                                 Percentage
Name                                                            of Net Assets
----                                                            -------------
Alberto-Culver Company - Class A .............................     4.96%
ServiceMaster Company (The) ..................................     3.68%
El Paso Corporation ..........................................     3.63%
Mercury General Corporation ..................................     3.59%
Interpublic Group of Companies, Inc. .........................     3.53%
Wyeth ........................................................     3.38%
Philip Morris Companies Inc. .................................     3.25%
Charter One Financial, Inc. ..................................     3.21%
Woodward Governor Company ....................................     3.19%
Pfizer Inc. ..................................................     3.07%
                                                                  ------
Total of top ten .............................................    35.49%
                                                                  ------
                                                                  ------

Schedule of Investments
March 31, 2002
------------------------------------------------------------------------------
  Shares or                                                        Quoted
  Principal                                                        Market
   Amount                                                          Value
  ---------                                                     ------------
                                                                (Note 1 (a))
COMMON STOCKS - 89.75%
              Consumer Cyclicals - Products - 2.40%
     30,000   RPM, Inc.                                              466,500
                                                              --------------
              Consumer Discretionary -
               Durables & Apparel - 2.83%
     20,000   La-Z-Boy Incorporated                                  549,000
                                                              --------------
              Consumer Discretionary - Media - 5.63%
     20,000   Interpublic Group of Companies , Inc. (The)            685,600
      9,000   Tribune Company                                        409,140
                                                              --------------
                                                                   1,094,740
                                                              --------------
              Consumer Discretionary - Retail - 2.09%
     25,000   Dollar General Corporation                             407,000
                                                              --------------
              Consumer Staples - Household
               & Personal Products - 1.85%
      4,000   Proctor & Gamble Company (The)                         360,360
                                                              --------------
              Consumer Staples - Products - 8.21%
     20,000   Alberto-Culver Company - Class A                       964,000
     12,000   Philip Morris Companies Inc.                           632,040
                                                              --------------
                                                                   1,596,040
                                                              --------------
              Energy - 1.79%
      3,850   ChevronTexaco Corporation                              347,539
                                                              --------------
              Financials - Banks - 6.12%
     20,000   Charter One Financial, Inc.                            624,400
     25,000   U.S. Bancorp                                           564,250
                                                              --------------
                                                                   1,188,650
                                                              --------------
              Financials - Diversified - 5.16%
      8,000   Household International, Inc.                          454,400
     18,000   Waddell & Reed Financial, Inc. - Class A               548,640
                                                              --------------
                                                                   1,003,040
                                                              --------------
              Financials - Insurance - 12.16%
     13,000   AmerUs Group Co.                                       499,850
      5,000   American National Insurance Company                    472,500
      2,000   Marsh & McLennan Companies, Inc.                       225,480
     15,000   Mercury General Corporation                            697,500
      5,000   XL Capital Ltd. - Class A                              466,750
                                                              --------------
                                                                   2,362,080
                                                              --------------
              Health Care - Pharmaceuticals
               & Biotechnology - 10.36%
      5,000   Merck & Co., Inc.                                      287,900
     15,000   Pfizer Inc.                                            596,100
     10,470   Pharmacia Corporation                                  471,988
     10,000   Wyeth                                                  656,500
                                                              --------------
                                                                   2,012,488
                                                              --------------
              Industrials - Capital Goods - 13.22%
      5,500   Emerson Electric Co.                                   315,645
      7,000   Illinois Tool Works Inc.                               506,450
     12,000   Lancaster Colony Corporation                           444,480
      3,000   Minnesota Mining & Manufacturing Company               345,030
      6,000   W. W. Grainger, Inc.                                   337,380
      9,000   Woodward Governor Company                              619,200
                                                              --------------
                                                                   2,568,185
                                                              --------------
              Industrials - Commercial
               Services & Supplies - 9.46%
      8,000   Avery Dennison Corporation                             488,240
      5,000   Cintas Corporation                                     249,300
     15,000   New England Business Services, Inc.                    385,050
     52,000   ServiceMaster Company (The)                            715,000
                                                              --------------
                                                                   1,837,590
                                                              --------------
              Information Technology -
               Software & Services - 1.19%
      4,000   Electronic Data Systems Corporation                    231,960
                                                              --------------
              Materials - 1.71%
      7,000   Vulcan Materials Company                               332,780
                                                              --------------
              Utilities - 5.57%
     10,000   Duke Energy Corporation                                378,000
     16,000   El Paso Corporation                                    704,480
                                                              --------------
                                                                   1,082,480
                                                              --------------
                 TOTAL COMMON STOCKS
                  (cost $14,519,805)                              17,440,432
                                                              --------------
CONVERTIBLE BOND - 1.65%
  $ 500,000   Conexant Systems, Inc.
               4.00%, 02/01/07
               (cost $294,365)                                       321,250
                                                              --------------
SHORT-TERM INVESTMENTS -  8.40%
              Commercial Paper - 7.46%
  $ 350,000   WICOR Industries
               2.10%, due April 1, 2002                              350,000
    250,000   Marcus Corporation
               2.10%, due April 4, 2002                              249,956
    300,000   Marcus Corporation
               2.10%, due April 9, 2002                              299,860
    350,000   Wausau-Mosinee Paper Corporation
               2.10%, due April 12, 2002                             349,775
    200,000   Schreiber Foods, Inc.
               2.15%, due April 16, 2002                             199,821
                                                              --------------
                                                                   1,449,412
                                                              --------------
              Variable Rate Demand Note - 0.94%
    182,948   Firstar Bank U.S.A., N.A.
               1.66%, due April 1, 2002                              182,948
                                                              --------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $1,632,360)                                1,632,360
                                                              --------------
                 TOTAL INVESTMENTS - 99.80%
                  (cost $16,446,530)                              19,394,042
                                                              --------------
              OTHER ASSETS, NET OF LIABILITIES - 0.2%                 38,546
                                                              --------------
                 TOTAL NET ASSETS
                  (Basis of percentages
                  disclosed above) - 100%                         19,432,588
                                                              --------------
                                                              --------------

  The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)
-----------------------------------------------------------------------------------------------
                                    Net Investment                     Dollar        Growth of
                            Net         Income      Capital Gain      Weighted      an Initial
                        Asset Value  Distributions  Distributions  Price/Earnings     $10,000
                         Per Share     Per Share      Per Share       Ratio **     Investment ***
                        ----------- --------------  -------------  --------------  --------------
November 23, 1993 *.....  $10.00       $    --         $ --             --            10,000
March 31, 1994..........   10.04        0.0133           --            14.4 times     10,053
March 31, 1995..........   10.56        0.2810           --            14.6           10,871
March 31, 1996..........   12.35        0.3370           --            16.8           13,111
March 31, 1997..........   12.27        0.4527         0.5483          15.9           14,138
March 31, 1998..........   14.35        0.5014         0.6586          23.0           18,072
March 31, 1999..........   12.32        0.4843         0.3278          22.0           16,509
March 31, 2000..........   11.10        0.4447         0.2392          20.6           15,816
March 31, 2001..........   11.20        0.1980           --            21.0           16,250
March 31, 2002..........   12.66        0.1697 (a)       --            22.4           18,642
   *  Date of Initial Public Offering.                   (a) Paid $0.0340 in net investment income on April 26, 2001
  **  Based on latest 12 months accomplished earnings.       to shareholders of record April 25, 2001.
 ***  Assuming reinvestment of all distributions.            Paid $0.0400 in net investment income on July 26, 2001
                                                             to shareholders of record July 25, 2001
                                                             Paid $0.0370 in net investment income on October 25, 2001
Range in quarter end price/earnings ratios                   to shareholders of record October 24, 2001.
                                                             Paid $0.0587 in net investment income on December 27, 2001 to shareholders of record December 26, 2001.

       High                      Low
----------------------  -----------------------
December 31,2000  23.7  December 31, 1994  13.9

Statement of Assets and Liabilities
March 31, 2002
--------------------------------------------------------------------------------------------

ASSETS
   Investments in securities at market value (cost $16,446,530)(Note 1 (a))...   $19,394,042
   Receivables
      Dividend and interest...................................................        27,696
      Capital stock sold......................................................        97,276
                                                                                 -----------
                 Total assets.................................................    19,519,014
                                                                                 -----------
LIABILITIES
   Management fee (Note 2)....................................................        61,051
   Other payables and accrued expenses........................................        25,375
                                                                                 -----------
                 Total liabilities............................................        86,426
                                                                                 -----------
                 Total net assets.............................................   $19,432,588
                                                                                 -----------
                                                                                 -----------
NET ASSETS CONSIST OF:
   Paid in capital............................................................   $16,665,552
   Net unrealized appreciation on investments (Note 3)........................     2,947,512
   Accumulated net realized loss on investments...............................      (246,816)
   Accumulated undistributed net investment income............................        66,340
                                                                                 -----------
                                                                                 $19,432,588
                                                                                 -----------
                                                                                 -----------

NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price ($19,432,588./.1,534,945 shares
 outstanding).................................................................       $12.66
                                                                                     ------
                                                                                     ------

      The accompanying notes to financial statements
      are an integral part of this financial statement.

Statement of Operations
For the year ended March 31, 2002
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend ...................................................   $ 341,034
   Interest ...................................................      88,054
                                                                -----------
   Total investment income.....................................     429,088
                                                                -----------

EXPENSES
   Management fee (Note 2) ....................................     123,676
   Legal fees .................................................      27,896
   Registration fees ..........................................      24,423
   Audit and tax consulting fees ..............................      20,750
   Transfer agent fees ........................................       9,455
   Printing ...................................................       5,541
   Directors' fees ............................................       2,400
   Postage and mailing ........................................       2,152
   Pricing ....................................................       1,339
   Custodian ..................................................         886
   Insurance ..................................................         264
   Other operating expenses ...................................       2,855
                                                                -----------
        Total expenses before reimbursement ...................     221,637
                                                                -----------
        Reimbursement of expenses by adviser (Note 2) .........     (62,625)
                                                                -----------
                                                                    159,012
                                                                -----------
        Net investment income .................................     270,076
                                                                -----------
NET REALIZED GAIN ON INVESTMENTS ..............................     926,451
                                                                -----------
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ........   1,291,703
                                                                -----------
        Net realized and unrealized gain on investments .......   2,218,154
                                                                -----------
        Net increase in net assets resulting from operations ..  $2,488,230
                                                                -----------
                                                                -----------

       The accompanying notes to financial statements
       are an integral part of this financial statement.

Statements of Changes in Net Assets
For the years ended March 31, 2002 and 2001
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                   2002           2001
                                                                                -----------    -----------
   Net investment income......................................................  $   270,076    $   368,455
   Net realized gain (loss) on investments....................................      926,451       (548,083)
   Net increase in unrealized appreciation on investments.....................    1,291,703        659,475
                                                                                -----------    -----------
      Net increase in net assets resulting from operations....................    2,488,230        479,847
                                                                                -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Distribution from net investment income....................................     (259,488)      (316,508)
                                                                                ------------   ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares issued (112,559 and 156,111 shares, respectively).....    1,321,560      1,733,758
   Reinvestment of distributions (21,529 and 27,414 shares, respectively).....      246,929        298,716
   Cost of shares redeemed (173,107 and 256,733 shares, respectively).........   (2,000,754)    (2,847,506)
                                                                                -----------    -----------
      Net increase (decrease) in net assets derived from capital
       share transactions.....................................................     (432,265)      (815,032)
                                                                                -----------    -----------

      Total decrease in net assets............................................    1,796,477       (651,693)
                                                                                -----------    -----------

NET ASSETS
   Beginning of year..........................................................   17,636,111     18,287,804
                                                                                -----------    -----------
   End of year (including accumulated undistributed net investment income
    of $66,340 and $55,752 respectively) .....................................  $19,432,588    $17,636,111
                                                                                -----------    -----------
                                                                                -----------    -----------

    The accompanying notes to financial statements
       are an integral part of these financial statements.

Notes to Financial Statements
March 31, 2002
-----------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    The Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the
    Investment Company Act of 1940, as amended.  The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following
    is a summary of the significant accounting policies of the Fund:

    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Market values of most debt securities are based on valuations provided by a pricing service which determines valuations for normal
         institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders.  Variable rate demand notes are valued at cost which approximates market value.  U.S.
         Treasury Bills and commercial paper are stated at amortized cost which approximates market value.  Investment transactions are generally recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d)  The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.
         To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gain on investments and accumulated undistributed net investment income.

         As of March 31, 2002 there is a federal income tax capital loss carryforward of $246,816 expiring in 2009.  To the extent the Fund realizes future net capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.

         For the year ended March 31, 2002, 100% of the dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders.

    (e)  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Non-cash dividends, if any, are
         recorded at fair market value on date of distribution.

    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.

    (g)  The Fund has adopted provisions of the revised AICPA Audit and
         Accounting Guide for Investment Companies effective for fiscal years beginning after December 15, 2000. There was no material impact on the operations of the Fund from adoption.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .70 of 1% on an annual basis of the average net asset value up to and including $50 million, and .60 of 1% on an annual basis of the average net asset value in excess of $50 million.  The adviser has decided to absorb all expenses of the Fund in excess of .90% of average net assets.  The adviser reimbursed $62,625 to the Fund which represents the expenses in excess of .90% of average net assets for the fiscal year
    ended March 31, 2002.  Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel.
    The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Tax Basis Components of Net Assets --
    Aggregate gross unrealized appreciation (depreciation) as of March 31,
    2002 based on investment cost for federal tax purposes of $16,446,531 is as follows:

         Aggregate gross unrealized appreciation on investments...  $3,650,380
         Aggregate gross unrealized depreciation on investments...    (702,868)
                                                                   -----------
         Net unrealized appreciation .............................  $2,947,512
                                                                   -----------
                                                                   -----------

    (a)  There are no differences between tax and book basis net assets.  The tax distributions of $259,488 and $316,508 paid in 2002 and 2001, respectively, are from ordinary income.

(4) Investment Transactions --
    For the year ended March 31, 2002, the cost of purchases and the proceeds from sales of investments, other than short-term
    obligations, aggregated $8,273,431 and $9,306,748, respectively.

Report of Independent Public Accountants
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors
of Nicholas Equity Income Fund, Inc.:

      We have audited the accompanying statement of assets and liabilities of
NICHOLAS EQUITY INCOME FUND, INC. (a Maryland corporation), including the schedule of investments, as of March 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers.  As to securities purchased but not yet received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Equity Income Fund, Inc. as of March 31, 2002, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.

                                                 ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
April 19, 2002

DIRECTORS AND OFFICERS OF THE FUND
-----------------------------------------------------------------------------------------------------------------------

The following table sets forth the pertinent information about the Fund's directors and officers as of March 31, 2002:

                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President,     (2), 8 years   Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.

DISINTERESTED DIRECTORS
Robert H. Bock, 70               Director       (2), 8 years   Emeritus Professor of Business     2            None
3132 Waucheeta Trail                                           Strategy and Ethics, University of
Madison, WI  53711                                             Wisconsin School of Business.

Melvin L. Schultz, 68            Director       (2), 8 years   Director and Management            6            None
3636 North 124th Street                                        Consultant, Professional
Wauwatosa, WI  53222                                           Management of Milwaukee, Inc.
                                                               He provides financial advice to
                                                               members of the medical and
                                                               dental professions.

OFFICERS
David L. Johnson, 60 (3)         Executive       Annual        Executive Vice President,
700 North Water Street           Vice President  8 years       Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.

Thomas J. Saeger, 57             Executive       Annual        Executive Vice President and
700 North Water Street           Vice President  8 years       Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.

Jeffrey T. May, 45               Senior Vice     Annual        Senior Vice President, Treasurer
700 North Water Street           President and   8 years       and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer                     Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.

David O. Nicholas, 40 (3)        Senior Vice     Annual        President, Chief Investment
700 North Water Street           President and   8 years       Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.

Lynn S. Nicholas, 45 (3)         Senior Vice     Annual        Senior Vice President, Nicholas
700 North Water Street           President       8 years       Company, Inc. the Adviser to the
Milwaukee, WI  53202                                           Fund.

Mark J. Giese, 31                Vice President  Annual        Vice President, Nicholas Company,
700 North Water Street                           3 years       Inc., the Adviser to the Fund. He has
Milwaukee, WI  53202                                           been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.

Candace L. Lesak, 44             Vice President  Annual        Employee, Nicholas Company, Inc.
700 North Water Street                           8 years
Milwaukee, WI  53202
____________________

(1)     Albert O. Nicholas is the only director who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.

The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Equity Income Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Equity Income Fund, Inc. respects each shareholders right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.

              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS,
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its' Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.

    The Fund and its' Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Family of Funds
Services Offered

-----------------------------------------------------------------------------

*IRAs
  *Traditional    *Simple
  *Roth           *SEP

*Coverdell Education Accounts
*Self-employed Master Retirement Plan
  *Profit Sharing  *Money Purchase
*Automatic Investment Plan
*Direct Deposit of Dividend and Capital Gain Distributions
*Systematic Withdrawal Plan with Direct Deposit
*Monthly Automatic Exchange between Funds
*Telephone Redemption
*Telephone Exchange
*24-hour Automated Account Information (1-800-544-6547)

                        Directors and Officers

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                           MARK J. GIESE
                           Vice President

                          CANDACE L. LESAK
                           Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                 U.S. BANCORP FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                             Custodian
                           U.S. BANK N.A.
                         Cincinnati, Ohio

                  Independent Public Accountants
                       ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin

                             Counsel
                    MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin

        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.